UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                    PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2006
                         --------------

Date of reporting period:  SEPTEMBER 30, 2005
                           ------------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                               (HODGES FUND LOGO)

                               SEMI-ANNUAL REPORT
                            For the Six Months Ended
                               September 30, 2005

                                  HODGES FUND

November 15, 2005

Dear Shareholder,

For the six months period ending September 30, 2005, the Hodges Fund continued to make progress. The table below shows our performance for several periods.

      Performance*<F1> through September 30, 2005

          6 months**<F2>               14.14%
          YTD***<F3>                   14.03%
          1 yr                         35.87%
          3 yr****<F4>                 38.98%
          5 yr****<F4>                  9.63%
          10 yr****<F4>                12.26%
          Since inception*****<F5>     12.94%

The market continues to be stuck in a trading range. There seem to be several issues with which the market is struggling. Some are higher energy prices, inflation, higher interest rates, catastrophic events and political turmoil. In spite of all of these issues, the markets seem to weather the storm relatively well. This gives us optimism for the foreseeable future. We continue to focus on companies with growing earnings prospects. We favor stocks in the basic industries, construction, steel, cement, transportation and energy. These companies are trading at low price to earnings multiples and the growth in these industries seems to be accelerating. The ability of these companies to maintain and increase pricing gives us optimism. Some of our best performers during the last six months ending September 30, 2005 were AMR Corp., Legg Mason, Inc., Apple Computer, Inc., Burlington Northern Santa Fe Corp. and Life Time Fitness, Inc. We continue to feel that the ability to be flexible in our investment objective is an advantage. Our mix of investing in small, medium and large cap companies gives us flexibility to move into what we consider to be relevant sectors.

We have received favorable press during the last two quarters. With appearances on CNBC, Bloomberg and Nightly Business Report, our message of all cap investing seems to be gaining traction. For the six months period ending September 30, 2005, the Fund added $90 million in new shareholder assets. The Fund continues to show up in ratings for the one-year, three-year and five-year returns as one of the best performing mutual funds within its classification by multiple rating agencies. Of course it goes without saying, that the past is just that. It is no prediction of future results.

Thank you for your investment in the Hodges Fund. We take your investment with us very seriously. Feel free to contact us directly if we can answer any of your questions or comments more specifically.

Sincerely,

/s/Don W. Hodges              /s/Craig D. Hodges
Don W. Hodges                 Craig D. Hodges
Co-portfolio Manager          Co-portfolio Manager

*<F1>       PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
**<F2>      6 mo from 3-31-05 through 9-30-05.
***<F3>     YTD from 1-01-05 through 9-30-05.
****<F4>    Annualized.
*****<F5>   Inception 10-09-92.

The opinions expressed above are those of Don Hodges and Craig Hodges and are subject to change. These opinions are not guaranteed and should not be considered recommendations to buy or sell any security. Portfolio composition and company ownership are subject to daily change.

Mutual Fund investing involves risk. Principal loss is possible. Please refer to the prospectus for important information about the Hodges Fund including investment objectives, risks, charges and expenses. Visit www.hodgesfund.com for a prospectus or call 1-866-811-0224. Please refer to the Schedule of Investments in this report for more complete information regarding the Fund's holdings. (09-30-05)
                     Distributed by First Dallas Securities
                        2905 Maple Ave, Dallas, TX 75201
                                  800-388-8512

SECTOR ALLOCATION At September 30, 2005 (Unaudited)

  Consumer Discretionary                      20.0%
  Consumer Goods                              0.1%
  Consumer Staples                            6.7%
  Energy                                     17.9%
  Information Technology                      6.1%
  Utilities                                   2.4%
  Financials                                  7.0%
  Health Care                                 3.6%
  Industrials                                18.3%
  Finance, Insurance and Real Estate          1.9%
  Materials                                  10.4%
  Cash*<F6>                                   5.0%
  Telecommunication Services                  0.6%

*<F6>  Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended September 30, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/05 - 9/30/05).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than three months after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           Beginning        Ending         Expenses Paid
                            Account         Account      During the Period
                         Value 4/1/05    Value 9/30/05  4/1/05- 9/30/05*<F7>
                         ------------    -------------  --------------------
Actual                      $1,000          $1,141             $8.11
Hypothetical (5% annual
  return before expenses)   $1,000          $1,018             $7.64

*<F7> Expenses are equal to the Fund's annualized expense ratio of 1.51% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

                                  HODGES FUND

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited)

   SHARES                                                         VALUE
   ------                                                         -----
COMMON STOCKS: 94.1%
AIRLINES: 1.7%
   225,000  AMR Corp.*<F8>                                     $  2,515,500
    40,000  Southwest Airlines Co.                                  594,000
                                                               ------------
                                                                  3,109,500
                                                               ------------
APPAREL: 0.9%
    95,000  True Religion Apparel, Inc.*<F8>                      1,580,800
                                                               ------------
AUTOMOBILES: 2.2%
     5,000  Harley-Davidson, Inc.                                   242,200
    40,000  Toyota Motor Corp. - ADR                              3,694,800
                                                               ------------
                                                                  3,937,000
                                                               ------------
BIOTECHNOLOGY: 0.9%
    30,000  Celgene Corp.*<F8>                                    1,629,600
                                                               ------------
BUILDING PRODUCTS: 0.3%
    15,000  ElkCorp                                                 536,550
                                                               ------------
CAPITAL MARKETS: 3.0%
    50,000  E*Trade Financial Corp.*<F8>                            880,000
    41,000  Legg Mason, Inc.                                      4,497,290
                                                               ------------
                                                                  5,377,290
                                                               ------------
COMMERCIAL SERVICES & SUPPLIES: 2.6%
    30,092  Corrections Corp. of America*<F8>                     1,194,653
    65,000  The Geo Group, Inc.*<F8>                              1,722,500
   125,000  Home Solutions of America, Inc.*<F8>                    616,250
    10,000  Monster Worldwide, Inc.*<F8>                            307,100
    25,000  Pre-Paid Legal Services, Inc.                           967,500
                                                               ------------
                                                                  4,808,003
                                                               ------------
COMMUNICATIONS EQUIPMENT: 1.9%
   250,000  EFJ, Inc.*<F8>                                        2,572,500
    67,000  Napco Security Systems, Inc.*<F8>                       915,220
                                                               ------------
                                                                  3,487,720
                                                               ------------
COMPUTERS & PERIPHERALS: 0.9%
    29,000  Apple Computer, Inc.*<F8>                             1,554,690
                                                               ------------
CONSTRUCTION MATERIALS: 3.9%
    23,000  Eagle Materials, Inc.                                 2,791,510
    25,000  Texas Industries, Inc.                                1,360,000
    40,000  Vulcan Materials Co.                                  2,968,400
                                                               ------------
                                                                  7,119,910
                                                               ------------
DIVERSIFIED FINANCIAL SERVICES: 1.9%
    10,000  Chicago Mercantile Exchange Holdings, Inc.            3,373,000
                                                               ------------
ELECTRIC UTILITIES: 1.9%
    50,000  Centerpoint Energy, Inc.                                743,500
    30,000  El Paso Electric Co.*<F8>                               625,500
    20,000  Exelon Corp.                                          1,068,800
    50,000  Xcel Energy, Inc.                                       980,500
                                                               ------------
                                                                  3,418,300
                                                               ------------
ELECTRICAL EQUIPMENT: 0.8%
    90,000  Encore Wire Corp.*<F8>                                1,463,400
                                                               ------------
ELECTROMEDICAL & ELECTROTHERAPEUTIC
  APPARATUS: 0.4%
    30,000  Cutera, Inc.*<F8>                                       778,200
                                                               ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 0.3%
    25,000  Lowrance Electronics, Inc.                              634,750
                                                               ------------
ENERGY EQUIPMENT & SERVICES: 10.2%
    10,000  Diamond Offshore Drilling, Inc.                         612,500
    10,000  ENSCO International, Inc.                               465,900
    20,000  GlobalSantaFe Corp.                                     912,400
    40,000  Halliburton Co.                                       2,740,800
    20,000  Helmerich & Payne, Inc.                               1,207,800
    50,000  Lufkin Industries, Inc.                               2,177,500
    10,000  Noble Corp.                                             684,600
     5,000  Oceaneering International, Inc.*<F8>                    267,050
    45,000  Rowan Cos., Inc.                                      1,597,050
    35,000  Schlumberger Ltd.                                     2,953,300
    15,000  Tidewater, Inc.                                         730,050
   100,000  Todco - Class A                                       4,171,000
                                                               ------------
                                                                 18,519,950
                                                               ------------
FOOD PRODUCTS: 3.9%
    10,000  Alico, Inc.                                             513,000
    35,000  Peet's Coffee & Tea, Inc.*<F8>                        1,071,700
   200,087  Rocky Mountain Chocolate Factory, Inc.                2,921,270
    45,609  Tootsie Roll Industries, Inc.                         1,448,086
    15,000  Wm. Wrigley Jr. Co.                                   1,078,200
                                                               ------------
                                                                  7,032,256
                                                               ------------
FOOD & STAPLES RETAILING: 1.3%
    55,000  Costco Wholesale Corp.                                2,369,950
                                                               ------------
HEALTH CARE PROVIDERS & SERVICES: 0.6%
    40,000  Digital Angel Corp.*<F8>                                124,400
   120,000  Service Corp. International                             994,800
                                                               ------------
                                                                  1,119,200
                                                               ------------
HOTELS RESTAURANTS & LEISURE: 7.0%
    30,000  Gaylord Entertainment Co.*<F8>                        1,429,500
    15,000  International Speedway. - Class A                       787,050
   130,000  Krispy Kreme Doughnuts, Inc.*<F8>                       813,800
   120,000  La Quinta Corp.*<F8>                                  1,042,800
    75,000  Life Time Fitness, Inc.*<F8>                          2,485,500
   297,000  Luby's, Inc.*<F8>                                     3,878,820
    70,000  McDonald's Corp.                                      2,344,300
                                                               ------------
                                                                 12,781,770
                                                               ------------
HOUSEHOLD DURABLES: 2.4%
    47,000  Centex Corp.                                          3,035,260
   110,000  Tempur-Pedic International, Inc.*<F8>                 1,302,400
                                                               ------------
                                                                  4,337,660
                                                               ------------
HOUSEHOLD PRODUCTS: 1.1%
    35,000  Procter & Gamble Co.                                  2,081,100
                                                               ------------
INSURANCE: 0.4%
    40,000  Direct General Corp.                                    789,200
                                                               ------------
INTERNET & CATALOG RETAIL: 1.1%
    50,000  Overstock.com, Inc.*<F8>                              1,917,500
                                                               ------------
INTERNET SOFTWARE & SERVICES: 0.4%
    20,000  Digital River, Inc.*<F8>                                697,000
                                                               ------------
MACHINERY: 4.4%
   100,000  Terex Corp.*<F8>                                      4,943,000
    75,000  Trinity Industries, Inc.                              3,036,750
                                                               ------------
                                                                  7,979,750
                                                               ------------
METALS & MINING: 6.2%
    65,405  Chaparral Steel Co.*<F8>                              1,649,514
   150,000  Commercial Metals Co.                                 5,061,000
    20,000  Mesabi Trust                                            389,600
   100,000  United States Steel Corp.                             4,235,000
                                                               ------------
                                                                 11,335,114
                                                               ------------
MULTI-UTILITIES & UNREGULATED POWER: 0.6%
    30,000  ONEOK, Inc.                                           1,020,600
                                                               ------------
OIL & GAS: 7.7%
    85,000  Chesapeake Energy Corp.                               3,251,250
    30,000  Devon Energy Corp.                                    2,059,200
    50,000  El Paso Corp.                                           695,000
    67,000  Exxon Mobil Corp.                                     4,257,180
    35,000  Kerr-McGee Corp.                                      3,398,850
     5,000  Southwestern Energy Co.*<F8>                            367,000
                                                               ------------
                                                                 14,028,480
                                                               ------------
PERSONAL PRODUCTS: 0.4%
   402,000  The Female Health Co.*<F8>                              667,320
                                                               ------------
PHARMACEUTICALS: 0.9%
    25,000  Johnson & Johnson                                     1,582,000
                                                               ------------
PREFABRICATED WOOD BUILDINGS & COMPONENTS: 1.2%
   110,000  Palm Harbor Homes, Inc.*<F8>                          2,137,300
                                                               ------------
REAL ESTATE: 1.8%
    50,000  Host Marriott Corp.*<F8>                                845,000
    15,000  Texas Pacific Land Trust                              2,378,250
                                                               ------------
                                                                  3,223,250
                                                               ------------
ROAD & RAIL: 8.2%
   125,000  Burlington Northern Santa Fe Corp.                    7,475,000
     5,000  Canadian National Railway Co.                           354,950
   110,216  Frozen Food Express Industries, Inc.*<F8>             1,156,166
    60,000  Norfolk Southern Corp.                                2,433,600
    85,000  Yellow Roadway Corp.*<F8>                             3,520,700
                                                               ------------
                                                                 14,940,416
                                                               ------------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT: 0.6%
    30,000  Texas Instruments, Inc.                               1,017,000
                                                               ------------
SOFTWARE: 1.8%
   100,000  DocuCorp International, Inc.*<F8>                       685,000
   300,000  Intrusion, Inc.*<F8>                                    969,000
    80,000  Red Hat, Inc.*<F8>                                    1,695,200
                                                               ------------
                                                                  3,349,200
                                                               ------------
SPECIALTY RETAIL: 4.4%
    10,000  Building Material Holding Corp.                         931,900
    25,000  GameStop Corp. - Class A*<F8>                           786,750
    50,000  Home Depot, Inc.                                      1,907,000
    25,000  Jos A. Bank Clothiers, Inc.*<F8>                      1,080,500
    85,000  Tiffany & Co.                                         3,380,450
                                                               ------------
                                                                  8,086,600
                                                               ------------
SURGICAL AND MEDICAL INSTRUMENTS AND APPARATUS: 0.8%
    30,000  Foxhollow Technologies, Inc.*<F8>                     1,428,300
                                                               ------------
TEXTILES, APPAREL & LUXURY GOODS: 0.5%
   100,000  Iconix Brand Group, Inc.*<F8>                           900,000
                                                               ------------
TRUSTS, EXCEPT EDUCATIONAL, RELIGIOUS,
  AND CHARITABLE: 0.9%
    10,000  streetTRACKS Gold Trust*<F8>                            467,000
    20,000  TXI Capital Trust I                                   1,100,000
                                                               ------------
                                                                  1,567,000
                                                               ------------
UNIT INVESTMENT TRUSTS & FACE-AMOUNT
  CERTIFICATE OFFICES: 1.0%
    15,000  iShares MSCI Brazil Index Fund                          499,800
    20,000  iShares FTSE/Xinhua China 25 Index Fund               1,284,400
                                                               ------------
                                                                  1,784,200
                                                               ------------
WIRELESS TELECOMMUNICATION SERVICES: 0.5%
    40,000  American Tower Corp. - Class A*<F8>                     998,000
                                                               ------------
YARN SPINNING MILLS: 0.2%
    20,000  Dixie Group, Inc.*<F8>                                  318,800
                                                               ------------
TOTAL COMMON STOCKS
  (cost $139,579,369)                                           170,817,629
                                                               ------------


   CONTRACTS
   ---------
CALL OPTIONS PURCHASED: 0.9%
       200  Canadian National Railway Co.
              Expiration: January, 2006,
              Exercise Price: $55.00                                322,000
       200  Digital River, Inc.
              Expiration: January, 2006,
              Exercise Price: $25.00                                204,000
       100  Digital River, Inc.
              Expiration: January, 2007,
              Exercise Price: $25.00                                131,000
       100  Harley-Davidson, Inc.
              Expiration: January,
              2006, Exercise Price: $40.00                           93,000
       200  Home Depot, Inc.
              Expiration: February,
              2006, Exercise Price: $35.00                           90,000
       200  Overstock.com, Inc.
              Expiration: March,
              2006, Exercise Price: $30.00                          186,000
       100  PACCAR, Inc.
              Expiration: January,
              2007, Exercise Price: $60.00                          120,000
       150  Pfizer, Inc.
              Expiration: January,
              2006, Exercise Price: $25.00                           21,000
       300  United States Steel
              Corp., Expiration:
              January, 2006, Exercise Price: $30.00                 384,000
       100  Wal-Mart Stores, Inc.
              Expiration: January,
              2007, Exercise Price: $40.00                           73,000
                                                               ------------
TOTAL CALL OPTIONS PURCHASED
  (cost $1,756,525)                                               1,624,000
                                                               ------------

  SHARES
  ------
SHORT TERM INVESTMENT: 4.8%
 8,780,097  Cash Trust Series
              II - Treasury Cash
              Series II(cost $8,780,097)                          8,780,097
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
  (cost $150,115,991): 99.8%                                    181,221,726
Other Assets in Excess
  of Liabilities: 0.2%                                              416,975
                                                               ------------
TOTAL NET
  ASSETS: 100.0%                                               $181,638,701
                                                               ------------
                                                               ------------
CONTRACTS
---------
CALL OPTIONS WRITTEN: 0.0%
        25  Chicago Mercantile
              Exchange Holdings,
              Inc., Expiration:
              October, 2005,
              Exercise Price: $350.00                          $    (13,250)
                                                               ------------
TOTAL CALL OPTIONS WRITTEN
  (premiums received $9,687)                                   $    (13,250)
                                                               ------------
                                                               ------------

ADR American Depository Receipt.
*<F8>     Non-income producing security.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2005 (Unaudited)

ASSETS
  Investments in securities, at value (cost $150,115,991)      $181,221,726
  Receivables:
     Securities sold                                              1,083,118
     Fund shares sold                                             3,144,527
     Dividends and interest                                         110,704
  Prepaid expenses                                                   22,561
                                                               ------------
       Total assets                                             185,582,636
                                                               ------------
LIABILITIES
  Options written, at value (premiums received $9,687)               13,250
  Payables:
     Securities purchased                                         3,614,328
     Fund shares redeemed                                            32,993
     Advisory fees                                                  111,641
     Administration fees                                             19,247
     Chief compliance officer fees                                    1,500
     Custody fees                                                     4,973
     Distribution fees                                               89,872
     Fund accounting fees                                            12,148
     Transfer agent fees                                             28,172
  Accrued expenses and other liabilities                             15,811
                                                               ------------
       Total liabilities                                          3,943,935
                                                               ------------
NET ASSETS                                                     $181,638,701
                                                               ------------
                                                               ------------
Net asset value, offering price and redemption price per share
  ($181,638,701/7,838,333 shares outstanding; unlimited
  number of shares authorized without par value)               $      23.17
                                                               ------------
                                                               ------------
COMPONENTS OF NET ASSETS
  Paid-in capital                                              $141,719,096
  Undistributed net investment loss                                (372,396)
  Accumulated net realized gain on investments and options        9,189,829
  Net unrealized appreciation on investments                     31,102,172
                                                               ------------
       Net assets                                              $181,638,701
                                                               ------------
                                                               ------------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2005 (Unaudited)

INVESTMENT INCOME
  Income
     Dividends (net of $2,553 foreign withholding tax)          $   502,885
     Interest                                                        46,131
                                                                -----------
       Total income                                                 549,016
                                                                -----------
  Expenses
     Advisory fees                                                  519,644
     Distribution fees                                              152,837
     Administration fees                                             97,767
     Transfer agent fees                                             70,192
     Fund accounting fees                                            20,055
     Registration fees                                               15,041
     Custody fees                                                    12,534
     Reports to shareholders                                         10,528
     Audit fees                                                       8,524
     Chief compliance officer fees                                    4,500
     Legal fees                                                       4,011
     Trustee fees                                                     3,510
     Insurance expense                                                1,504
     Miscellaneous                                                      765
                                                                -----------
       Total expenses                                               921,412
                                                                -----------
         NET INVESTMENT LOSS                                       (372,396)
                                                                -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS
  Net realized gain on investments                                8,784,304
  Net realized gain on options written                               52,148
  Change in net unrealized appreciation
    on investments and options                                    8,199,478
                                                                -----------
     Net realized and unrealized gain
       on investments and options                                17,035,930
                                                                -----------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                              $16,663,534
                                                                -----------
                                                                -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS               YEAR
                                             ENDED                 ENDED
                                    SEPTEMBER 30, 2005#<F10>   MARCH 31, 2005
                                    ------------------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss                       $  (372,396)        $  (587,917)
  Net realized gain on
    investments and options                   8,836,452             447,955
  Change in net unrealized appreciation
    on investments and options                8,199,478          10,741,593
                                           ------------         -----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS             16,663,534          10,601,631
                                           ------------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain                             --            (378,946)
                                           ------------         -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived
    from net change in outstanding
    shares (a)<F9>                           67,093,587          39,641,517
                                           ------------         -----------
     TOTAL INCREASE IN NET ASSETS            83,757,121          49,864,202
                                           ------------         -----------
NET ASSETS
  Beginning of period                        97,881,580          48,017,378
                                           ------------         -----------
  End of period                            $181,638,701         $97,881,580
                                           ------------         -----------
                                           ------------         -----------

(a)<F9>  Summary of capital share transactions is as follows:


                                              SIX MONTHS                                       YEAR
                                                ENDED                                          ENDED
                                       SEPTEMBER 30, 2005#<F10>                           MARCH 31, 2005
                                    ----------------------------                 ------------------------------
                                    Shares                 Value                 Shares                   Value
                                    ------                 -----                 ------                   -----
Shares sold                         3,485,578           $76,872,356              3,516,133              $64,764,863
Shares issued
  in reinvestment
  of distributions                         --                    --                 18,430                  362,699
Shares redeemed                      (468,409)           (9,778,769)            (1,453,629)             (25,486,045)
                                    ---------           -----------             ----------              -----------
Net increase                        3,017,169           $67,093,587              2,080,934              $39,641,517
                                    ---------           -----------             ----------              -----------
                                    ---------           -----------             ----------              -----------

#<F10>    Unaudited.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period



                                     SIX MONTHS
                                        ENDED                                      YEAR ENDED MARCH 31,
                                    SEPTEMBER 30,       -----------------------------------------------------------------------
                                     2005#<F11>         2005             2004              2003             2002           2001
                                     ----------         ----             ----              ----             ----           ----
  Net asset value,
    beginning of period                $20.30          $17.52           $ 8.53            $12.43           $ 9.96         $18.18
                                       ------          ------           ------            ------           ------         ------
  INCOME FROM INVESTMENT
    OPERATIONS:
     Net investment loss                (0.05)          (0.12)           (0.16)            (0.17)           (0.14)         (0.21)
     Net realized and
       unrealized gain (loss)
       on investments                    2.92            3.01             9.15             (3.73)            2.61          (7.81)
                                       ------          ------           ------            ------           ------         ------
  Total from
    investment operations                2.87            2.89             8.99             (3.90)            2.47          (8.02)
                                       ------          ------           ------            ------           ------         ------
  LESS DISTRIBUTIONS:
     From net realized gain                --           (0.11)               --                --               --         (0.20)
                                       ------          ------           ------            ------           ------         ------
     Net asset value,
       end of period                   $23.17          $20.30           $17.52            $ 8.53           $12.43         $ 9.96
                                       ------          ------           ------            ------           ------         ------
                                       ------          ------           ------            ------           ------         ------
  Total return                         14.14%^<F12>    16.52%          105.39%          (31.38)%           24.80%       (44.29)%
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end
    of period (millions)               $181.6           $97.9            $48.0             $15.2            $26.2          $20.4
  Ratio of expenses to
    average net assets                  1.51%+<F13>     1.68%            1.75%             1.96%            1.91%          1.75%
  Ratio of net investment loss
    to average net assets             (0.61)%+<F13>   (0.94)%          (1.43)%           (1.62)%          (1.20)%        (1.46)%
  Portfolio turnover rate              28.66%^<F12>    45.80%           93.09%           103.66%          131.62%        176.08%


#<F11>    Unaudited.
^<F12>    Not Annualized.
+<F13>    Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

 NOTE 1 - ORGANIZATION

Hodges Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund began operations on October 9, 1992.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on NASDAQ shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on NASDAQ shall be valued at most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value. An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices.

B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Securities Transactions, Dividend Income and Distributions. Securities transactions are accounted for on the trade date. The cost of securities sold is typically determined on a first-in, first-out basis. Dividend income and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D. Options Contracts. The Fund may purchase call options on securities and indices. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire. If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. The Fund may write (sell) call options on securities and indices. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. The Fund, as writers of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

 NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Hodges Capital Management, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund. For the six months ended September 30, 2005, the Fund incurred $519,644 in advisory fees.

U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals.

For its services, the Administrator receives a monthly fee at the following annual rates:

   Under $15 million         $30,000
   $15 to $50 million        0.20% of average daily net assets
   $50 to $100 million       0.15% of average daily net assets
   $100 to $150 million      0.10% of average daily net assets
   Over $150 million         0.05% of average daily net assets

For the six months ended September 30, 2005, the Fund incurred $97,767 in Administration fees.

First Dallas Securities, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Advisor.

For the six months ended September 30, 2005, First Dallas Securities, Inc. received $58,361 in brokerage commissions with respect to the Fund's portfolio transactions.

U.S. Bank, N.A., an affiliate of USBFS, serves as Custodian to the Fund.

Certain officers of the Trust are also officers and/or directors of the Administrator.

For the six months ended September 30, 2005, the Hodges Fund was allocated $4,500 of the Chief Compliance Officer fee.

 NOTE 4 - DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. During the six months ended September 30, 2005, the Fund paid fees of $152,837 to the Distributor.

 NOTE 5 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding U.S. Government obligations and short-term investments, for the six months ended September 30, 2005, were $88,760,960 and $34,290,601, respectively.

 NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

On December 15, 2004, a distribution of $0.1114 per share was declared. The dividend was paid on December 15, 2004, to shareholders of record on December 14, 2004.

The tax character of distributions paid during the six months ended September 30, 2005 and the year ended March 31, 2005 was as follows:

                                             September 30,        March 31,
                                                 2005                2005
                                                 ----                ----
  Distributions paid from:
    Long-term capital gain                      $    --            $378,946


As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

  Cost of investments                                           $76,389,141
                                                                -----------
  Gross tax unrealized appreciation                              24,685,834
  Gross tax unrealized depreciation                              (2,038,461)
                                                                -----------
  Net tax unrealized appreciation                                22,647,373
                                                                -----------
  Undistributed ordinary income                                          --
  Undistributed long-term capital gain                              608,698
                                                                -----------
  Total distributable earnings                                      608,698
                                                                -----------
  Other accumulated gains/(losses)                                       --
                                                                -----------
  Total accumulated earnings/(losses)                           $23,256,071
                                                                -----------
                                                                -----------

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

 NOTE 7 - CALL OPTIONS WRITTEN

The activity in options written during the six months ended September 30, 2005, is as follows:
                                              CONTRACTS    PREMIUMS RECEIVED
                                              ---------    -----------------
  Options outstanding, beginning of period        --            $   --
  Options written                                 25             9,687
  Options exercised                               --                --
  Options expired                                 --                --
  Options closed                                  --                --
                                                 ---            ------
  Options outstanding, end of period              25            $9,687
                                                 ---            ------
                                                 ---            ------

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Hodges Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 232-1222 and on the Fund's website at www.hodgesfund.com. Furthermore, you can obtain the description on
           ------------------
the SEC's website at www.sec.gov.
                     -----------

Information regarding how the Hodges Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 232-1222. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov.
                                                               -----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Hodges Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling (877) 232-1222.
Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                                                                 -----------

The Fund's schedule of portfolio holdings is posted on the website at www.hodgesfund.com ten business days after quarter end.
------------------

MANAGEMENT OF THE FUND (Unaudited)

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.


                                                                                          NUMBER
                                                                                          OF PORTFOLIOS
                                      TERM OF          PRINCIPAL                          IN FUND
                         POSITION     OFFICE AND       OCCUPATION                         COMPLEX***<F16>          OTHER
NAME, ADDRESS            WITH         LENGTH OF        DURING PAST                        OVERSEEN BY              DIRECTORSHIPS
AND AGE                  THE TRUST    TIME SERVED      FIVE YEARS                         TRUSTEES                 HELD
-------                  ---------    -----------      ----------                         --------                 ----

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------
Dorothy A. Berry*<F14>   Chairman     Indefinite       President, Talon                   1                        None.
(born 1943)              and          Term             Industries, Inc.
2020 E. Financial Way    Trustee      since            (administrative,
Suite 100                             May 1991.        management and business
Glendora, CA 91741                                     consulting); formerly
                                                       Chief Operating Officer,
                                                       Integrated Asset
                                                       Management (investment
                                                       advisor and manager) and
                                                       formerly President, Value
                                                       Line, Inc. (investment
                                                       advisory and financial
                                                       publishing firm).

Wallace L. Cook*<F14>    Trustee      Indefinite       Financial Consultant,              1                        None.
(born 1939)                           Term             formerly Senior Vice
2020 E. Financial Way                 since            President, Rockefeller
Suite 100                             May 1991.        Trust Co.; Financial
Glendora, CA 91741                                     Counselor, Rockefeller
                                                       & Co.

Carl A. Froebel*<F14>    Trustee      Indefinite       Owner, Golf Adventures,            1                        None.
(born 1938)                           Term             LLC, (Vacation Services).
2020 E. Financial Way                 since            Formerly Managing
Suite 100                             May 1991.        Director, Premier Solutions,
Glendora, CA 91741                                     Ltd.  Formerly President
                                                       and Founder, National
                                                       Investor Data Services, Inc.
                                                       (investment related
                                                       computer software).

Rowley W.P. Redington*   Trustee      Indefinite       President; Intertech               1                        None.
(born 1944)        <F14>              Term             Computer Services Corp.
2020 E. Financial Way                 since            (computer services and
Suite 100                             May 1991.        consulting).
Glendora, CA 91741

                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------
Steven J. Paggioli**     Trustee      Indefinite       Consultant since July              1                        Trustee,
(born 1950)       <F15>               Term             2001; formerly, Executive                                   Managers
2020 E. Financial Way                 since            Vice President, Investment                                  Funds;
Suite 100                             May 1991.        Company Administration,                                     Trustee,
Glendora, CA 91741                                     LLC ("ICA") (mutual fund                                    Managers
                                                       administrator).                                             AMG Funds.

                                                       OFFICERS OF THE TRUST
                                                       ---------------------
Robert M. Slotky         President    Indefinite       Vice President, U.S.               1                        Not
(born 1947)                           Term since       Bancorp Fund Services,                                      Applicable.
2020 E. Financial Way                 August 2002.     LLC since July 2001;
Suite 100                Chief        Indefinite       formerly, Senior Vice
Glendora, CA 91741       Compliance   Term since       President, ICA (May
                         Officer      September        1997-July 2001).
                                      2004.

Eric W. Falkeis          Treasurer    Indefinite       Vice President, U.S.               1                        Not
(born 1973)                           Term             Bancorp Fund Services,                                      Applicable.
615 East Michigan St.                 since            LLC since 1997; Chief
Milwaukee, WI 53202                   August 2002.     Financial Officer, Quasar
                                                       Distributors, LLC since
                                                       2000.

Chad E. Fickett          Secretary    Indefinite       Vice President, U.S.               1                        Not
(born 1973)                           Term             Bancorp Fund Services,                                      Applicable.
615 East Michigan St.                 since            LLC since July 2000.
Milwaukee, WI 53202                   March 2002.

</TABLE

*<F14> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
**<F15> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F16> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 17, 2005, the Board (including the Independent
Trustees) considered and approved the continuance of the Advisory Agreement for a period ending August 31, 2006. Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor regarding the Fund. This information together with the information provided to the Independent Trustees throughout the course of the year formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1.   THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED
     BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the
     Advisor's specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor's compliance record, and the Advisor's business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board's knowledge of the Advisor's operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.   THE FUND'S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE
     OF THE ADVISOR. In assessing the quality of the portfolio management delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

     The Board noted that the Fund's year-to-date, one-year, three-year and five-year performance were each above the median of its peer group. The
     Board particularly noted the Fund's first quartile performance ranking for all relevant periods. The Trustees concluded that the Advisor's performance was highly satisfactory under current market conditions.

3.   THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE
     OF THE ADVISOR'S FEES UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

     The Board noted that although the Advisor had not agreed to waive and/or reimburse Fund expenses to a certain level, the Advisor had consistently maintained an annual expense ratio in line with its peer group.
     Furthermore, the Trustees noted that, while the Fund's advisory fee and total expense ratio were above its peer group median, the expense structure was within the range o the Fund's peer group and in line with the fees charged by the Advisor to its other investment management clients and were not excessive.

4. ECONOMIES OF SCALE. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow. The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.   THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR
     RELATIONSHIP WITH THE FUND. The Board reviewed the Advisor's financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the Advisor's profitability report including the additional benefits derived by the Advisor from its relationship with the Fund, namely benefits received in exchange for "soft dollars" and the 12b-1 fees paid to the Advisor.
     After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory Agreement are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Fund.

No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Fund's shareholders received reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

                                    Advisor
                        HODGES CAPITAL MANAGEMENT, INC.
                               2905 Maple Avenue
                               Dallas, TX  75201
                                 (877) 232-1222

                                  Distributor
                         FIRST DALLAS SECURITIES, INC.
                               2905 Maple Avenue
                               Dallas, TX  75201
                                 (800) 388-8512

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             615 E. Michigan Street
                              Milwaukee, WI  53202
                                 (866) 811-0224

                 Independent Registered Public Accounting Firm
                            TAIT, WELLER & BAKER LLP
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441

                                  Hodges Fund
                                 Symbol - HDPMX
                               CUSIP - 742935109

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
     Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of
     2002.  Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.
     Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title)/s/Robert M. Slotky
                             -------------------
                             Robert M. Slotky, President

     Date   December 6, 2005
           ------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Robert M. Slotky
                              -------------------
                              Robert M. Slotky, President

     Date

     By (Signature and Title) /s/Eric W. Falkeis
                              ------------------
                              Eric W. Falkeis, Treasurer

     Date   December 6, 2005
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* Print the name and title of each signing officer under his or her signature.